Fees Summary	Oct. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,070,552.50
Previously Paid Amount	0.00
Total Fee Amount	1,050.14
Total Offset Amount	0.00
Net Fee	1,050.14
Narrative - Max Aggregate Offering Price	$ 12,070,552.50
Final Prospectus	true